SHARE-BASED COMPENSATION - Settlement of Liability Classified Restricted Shares (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
SHARE-BASED COMPENSATION
Settlement of liability-classified restricted share award	¥ 13,719	¥ 11,147	¥ 10,089
Compensation expense	290,815	391,275	333,686
Directors
SHARE-BASED COMPENSATION
Compensation expense	¥ 0	¥ 0	¥ 0
Restricted shares
SHARE-BASED COMPENSATION
Granted (in shares)	21,948,320	12,107,888	11,710,848
Compensation expense	¥ 290,815	¥ 391,275	¥ 333,686
Restricted shares | Directors
SHARE-BASED COMPENSATION
Granted (in shares)	460,272	178,280	190,536
Settlement of liability-classified restricted share award	¥ 13,719	¥ 11,147	¥ 10,089